As filed with the Securities and Exchange Commission on September 11, 2014

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1,624	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1,628	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On October 10, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 332 to its Registration Statement until October 10, 2014. Parts A, B and C of Registrant’s Post-Effective Amendment No. 332 under the Securities Act of 1933 and No. 336 under the Investment Company Act of 1940, filed on April 15, 2011, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of September 2014.

MARKET VECTORS ETF TRUST

   By:    /s/ Jan F. van Eck*
                Name: Jan F. van Eck
                                               Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 11, 2014
David H. Chow
/s/ R. Alastair Short*	Trustee	September 11, 2014
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	September 11, 2014
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	September 11, 2014
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	September 11, 2014
Jan F. van Eck
/s/ John J. Crimmins	Chief Financial Officer	September 11, 2014
John J. Crimmins

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact